Income Taxes - Schedule of Components of the Income (Loss) Before Income Tax (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Components of the Income (Loss) Before Income Tax [Line Items]
Income (loss) before income taxes	$ 1,415,987	$ 1,369,810
PRC subsidiaries [Member]
Schedule of Components of the Income (Loss) Before Income Tax [Line Items]
Income (loss) before income taxes	1,092,257	5,567,597
Singapore subsidiary [Member]
Schedule of Components of the Income (Loss) Before Income Tax [Line Items]
Income (loss) before income taxes	(373,758)	(127,131)
Hong Kong Subsidiaries [Member]
Schedule of Components of the Income (Loss) Before Income Tax [Line Items]
Income (loss) before income taxes	1,137,421	(3,708,482)
Cayman subsidiaries [Member]
Schedule of Components of the Income (Loss) Before Income Tax [Line Items]
Income (loss) before income taxes	$ (439,933)	$ (362,174)